Financial Statements

American Republic Variable Annuity Account
Year Ended December 31, 2009
With Report of Independent Registered Public
Accounting Firm

American Republic Variable Annuity Account

Financial Statements

Year Ended December 31, 2009

Contents

Report of Independent Registered Public Accounting Firm........................................................................................................	1

Audited Financial Statements

Statements of Assets and Liabilities................................................................................................................................................	2
Statements of Operations...................................................................................................................................................................	4
Statements of Changes in Net Assets.............................................................................................................................................	6
Notes to Financial Statements...........................................................................................................................................................	9

[Ernst & Young LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
American Republic Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of American Republic Variable Annuity Account (the Account), comprised of the Money Market, Intermediate Bond, Growth, Growth and Income, International Growth, and Balanced Wealth Strategy Divisions, as of December 31, 2009, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the mutual funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting the American Republic Variable Annuity Account at December 31, 2009, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP
Des Moines, Iowa
April 23, 2010

American Republic Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2009

	Money	Intermediate
	Market	Bond
	Division	Division
Assets
Investments in shares of mutual funds, at market	$123,090	$1,210,198
Total assets	123,090	1,210,198

Liabilities	–	–
Net assets	$123,090	$1,210,198

Net assets
Accumulation units	$105,898	$1,182,795
Contracts in annuitization period	17,192	27,403
Total net assets	$123,090	$1,210,198

Investments in shares of mutual funds, at cost	$123,090	$1,156,017
Shares of mutual fund owned	123,090	101,018

Accumulation units outstanding	6,502	43,841
Accumulation unit value	$16.29	$26.98

Annuitized units outstanding	1,055	1,016
Annuitized unit value	$16.29	$26.98

See accompanying notes.

			Balanced
	Growth and	International	Wealth
Growth	Income	Growth	Strategy
Division	Division	Division	Division

$1,407,780	$534,147	$850,925	$977,185
1,407,780	534,147	850,925	977,185

–	–	–	–
$1,407,780	$534,147	$850,925	$977,185

$1,393,321	$517,430	$829,131	$924,008
14,459	16,717	21,794	53,177
$1,407,780	$534,147	$850,925	$977,185

$1,259,562	$751,140	$1,277,361	$957,608
80,170	35,141	51,076	91,668

39,988	25,417	35,293	29,275
$34.84	$20.36	$23.49	$31.56

415	821	928	1,685
$34.84	$20.36	$23.49	$31.56

American Republic Variable Annuity Account

Statements of Operations

Year Ended December 31, 2009

	Money	Intermediate
	Market	Bond
	Division	Division
Income:
Dividends	$319	$46,139
Expenses:
Mortality and expense risk	2,089	18,290
Net investment income (loss)	(1,770)	27,849

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	–	(16,090)
Realized gain distributions	–	–
Net realized gain (loss) on investments	–	(16,090)

Change in unrealized appreciation (depreciation) of investments	–	187,508
Increase (decrease) in net assets from operations	$(1,770)	$199,267

See accompanying notes.

			Balanced
	Growth and	International	Wealth
Growth	Income	Growth	Strategy
Division	Division	Division	Division

$–	$20,370	$36,149	$10,900

18,233	6,830	10,646	13,697
(18,233)	13,540	25,503	(2,797)

(11,627)	(28,304)	(104,453)	(21,701)
–	–	–	–
(11,627)	(28,304)	(104,453)	(21,701)

393,544	102,324	330,432	239,201
$363,684	$87,560	$251,482	$214,703

American Republic Variable Annuity Account

Statements of Changes in Net Assets

	Money Market		Intermediate
	Division		Bond Division
	Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,770)	$1,013	$27,849	$12,403
Net realized gain (loss) on investments	–	–	(16,090)	(7,620)
Change in unrealized appreciation
(depreciation) of investments	–	–	187,508	(119,444)
Increase (decrease) in net assets
from operations	(1,770)	1,013	199,267	(114,661)

Contract transactions:
Administrative charges	(251)	(266)	(1,363)	(1,516)
Contract distributions and terminations	(75,534)	(879)	(408,964)	(86,492)
Transfer payments from (to) other divisions	28,366	–	11,155	1,008,016
Actuarial adjustment in reserves for
currently payable annuity contracts	(29,650)	(11,859)	(25,271)	(20,230)
Increase (decrease) in net assets from
contract transactions	(77,069)	(13,004)	(424,443)	899,778
Total (decrease) increase in net assets	(78,839)	(11,991)	(225,176)	785,117

Net assets at beginning of year	201,929	213,920	1,435,374	650,257
Net assets at end of year	$123,090	$201,929	$1,210,198	$1,435,374

See accompanying notes.

		Growth and		International
Growth Division		Income Division		Growth Division
Year Ended December 31		Year Ended December 31		Year Ended December 31
2009	2008	2009	2008	2009	2008

$(18,233)	$(27,220)	$13,540	$5,194	$25,503	$(16,849)
(11,627)	44,439	(28,304)	115,417	(104,453)	(22,058)

393,544	(1,069,678)	102,324	(488,549)	330,432	(707,949)

363,684	(1,052,459)	87,560	(367,938)	251,482	(746,856)

(1,325)	(1,444)	(542)	(690)	(904)	(994)
(219,225)	(281,205)	(6,530)	(105,864)	(116,142)	(83,447)
(14,728)	–	(16,760)	–	(6,769)	(9,083)

(1,952)	(5,127)	(17,105)	(4,506)	(2,823)	5,452

(237,230)	(287,776)	(40,937)	(111,060)	(126,638)	(88,072)
126,454	(1,340,235)	46,623	(478,998)	124,844	(834,928)

1,281,326	2,621,561	487,524	966,522	726,081	1,561,009
$1,407,780	$1,281,326	$534,147	$487,524	$850,925	$726,081

American Republic Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Balanced Wealth
	Strategy Division
	Year Ended December 31
	2009	2008
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,797)	$61,172
Net realized gain (loss) on investments	(21,701)	(146,820)
Change in unrealized (depreciation)
appreciation of investments	239,201	(435,748)
Increase (decrease) in net assets
from operations	214,703	(521,396)

Contract transactions:
Administrative charges	(1,084)	(1,293)
Contract distributions and terminations	(234,959)	(372,189)
Transfer payments from (to) other divisions	(14,700)	–
Actuarial adjustment in reserves for
currently payable annuity contracts	(22,382)	(8,757)
Increase (decrease) in net assets from
contract transactions	(273,125)	(382,239)
Total (decrease) increase in net assets	(58,422)	(903,635)

Net assets at beginning of year	1,035,607	1,939,242
Net assets at end of year	$977,185	$1,035,607

See accompanying notes.

American Republic Variable Annuity Account

Notes to Financial Statements

December 31, 2009

1. Organization and Significant Accounting Policies

Organization

American Republic Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by American Republic Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in six investment divisions which, in turn, own shares of the following portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance), an open-end registered investment company (mutual fund) at December 31, 2009:

Division	Invests Exclusively in Shares of

Money Market	Money Market Portfolio
Intermediate Bond	Intermediate Bond Portfolio
Growth	Growth Portfolio
Growth and Income	Growth and Income Portfolio
International Growth	International Growth Portfolio
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

Investments

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value based on quoted market price. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

New Accounting Pronouncements

In 2009, the Account adopted guidance that establishes general standards of accounting for and disclosing of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. Specifically, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The adoption of this guidance did not have any impact on the financial statements. Management has evaluated the financial statements for subsequent events through April 23, 2010, the date which the financial statements are available to be issued.

2. Fair Values of Financial Instruments

GAAP defines fair value, establishes a framework for measuring fair value and requires disclosures about fair value measurements. Fair value is the price that the Account would receive at the measurement date upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

A hierarchal framework has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

2. Fair Values of Financial Instruments (continued)

Assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories:

•	Level 1 – quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Account’s investments in mutual funds included in the Statements of Assets and Liabilities are measured using quoted market prices in active markets for identical investments, and are therefore considered Level 1.

3. Expenses and Related-Party Transactions

Mortality and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract’s value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year.

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

4. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is currently being made to the Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments by division were as follows during the year ended December 31, 2009:

Division	Cost of Purchases	Proceeds From Sales

Money Market	$28,681	$107,520
Intermediate Bond	66,120	462,715
Growth	20,843	276,306
Growth and Income	20,370	47,766
International Growth	36,445	137,580
Balanced Wealth Strategy	11,111	287,032

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

6. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2009			2008
Division	Purchased	Redeemed	Net Decrease	Purchased	Redeemed	Net Increase (Decrease)
Money Market	1,731	6,419	(4,688)	763	1,552	(789)
Intermediate Bond	782	18,102	(17,320)	41,021	4,846	36,175
Growth	654	8,564	(7,910)	–	7,757	(7,757)
Growth and Income	–	2,294	(2,294)	–	4,595	(4,595)
International Growth	18	6,338	(6,320)	926	4,513	(3,587)
Balanced Wealth Strategy	–	9,444	(9,444)	41,387	52,856	(11,469)

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

7. Unit Values

The following is a summary of units outstanding, unit values, and net assets at December 31, 2009, 2008, 2007, 2006, and 2005, and investment income ratios, expense ratios, and total return ratios for the years then ended:

						Ratio of
						Expenses
			Net		Investment	to Average
		Unit	Assets		Income	Net	Total
Division	Units	Value	(000s	)	Ratio (1)	Assets (2)	Return (3)

Money Market
2009	7,557	$16.29	$123		0.21%	1.40%	(1.23)%
2008	12,245	16.49	202		1.89	1.40	0.48
2007	13,034	16.41	214		4.29	1.40	2.92
2006	22,207	15.95	354		4.15	1.40	2.75
2005	23,408	15.52	363		2.39	1.40	0.91
Intermediate Bond
2009	44,857	26.98	1,210		3.80	1.40	16.86
2008	62,177	23.09	1,435		2.40	1.40	(7.68)
2007	26,002	25.01	650		5.16	1.40	3.38
2006	36,063	24.19	872		4.13	1.40	2.50
2005	43,208	23.60	1,020		2.93	1.40	0.55
Growth
2009	40,403	34.84	1,408		–	1.40	31.38
2008	48,313	26.52	1,281		–	1.40	(43.28)
2007	56,070	46.76	2,622		–	1.40	11.44
2006	76,273	41.95	3,200		–	1.40	(2.45)
2005	98,444	43.01	4,234		–	1.40	10.42
Growth and Income
2009	26,238	20.36	534		4.18	1.40	19.14
2008	28,532	17.09	488		2.14	1.40	(41.44)
2007	33,127	29.18	967		1.59	1.40	3.65
2006	52,425	28.15	1,476		1.43	1.40	15.65
2005	67,059	24.34	1,632		1.48	1.40	3.40

American Republic Variable Annuity Account

Notes to Financial Statements (continued)

7. Unit Values (continued)

						Ratio of
						Expenses
			Net		Investment	to Average
		Unit	Assets		Income	Net	Total
Division	Units	Value	(000s	)	Ratio (1)	Assets (2)	Return (3)

International Growth
2009	36,221	23.49	$851		4.75%	1.40%	37.64%
2008	42,541	17.07	726		0.00	1.40	(49.56)
2007	46,127	33.84	1,561		1.40	1.40	20.62
2006	53,030	28.06	1,488		0.41	1.40	24.69
2005	61,714	22.50	1,388		0.50	1.40	17.49
Balanced Wealth Strategy
2009	30,960	31.56	977		1.09	1.40	23.14
2008	40,404	25.63	1,036		5.62	1.40	(31.44)
2007	51,873	37.38	1,939		2.75	1.40	1.61
2006	65,808	36.79	2,421		2.45	1.40	10.22
2005	79,711	33.38	2,660		2.58	1.40	2.49

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the Division, from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Division invests.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.